Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000215611
Shareholder Report [Line Items]
Fund Name	Standpoint Multi-Asset Fund
Class Name	Institutional
Trading Symbol	BLNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Standpoint Multi-Asset Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/standpoint/. You can also request this information by contacting us at (866) 738-1128.
Additional Information Phone Number	(866) 738-1128
Additional Information Website	https://funddocs.filepoint.com/standpoint/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$132	1.24%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (12/30/2019)
Standpoint Multi-Asset Fund - Investor	12.79%	11.68%
50% MSCI World / 50% ICE BAML 3-month T-Bill	19.85%	7.31%
ICE BofA 3 Month U.S. Treasury Bill Index	5.42%	2.40%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 1,024,108,629
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 9,695,074
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,024,108,629
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$9,695,074
Portfolio Turnover	0%

Holdings [Text Block]

Portfolio Composition (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	22.0%
U.S. Treasury Obligations	27.6%
Equity	50.4%

C000215610
Shareholder Report [Line Items]
Fund Name	Standpoint Multi-Asset Fund
Class Name	Investor
Trading Symbol	REMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Standpoint Multi-Asset Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/standpoint/. You can also request this information by contacting us at (866) 738-1128.
Additional Information Phone Number	(866) 738-1128
Additional Information Website	https://funddocs.filepoint.com/standpoint/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$158	1.49%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.49%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (12/30/2019)
Standpoint Multi-Asset Fund - Investor	12.48%	11.41%
50% MSCI World / 50% ICE BAML 3-month T-Bill	19.85%	7.31%
ICE BofA 3 Month U.S. Treasury Bill Index	5.42%	2.40%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 1,024,108,629
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 9,695,074
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,024,108,629
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$9,695,074
Portfolio Turnover	0%

Holdings [Text Block]

Portfolio Composition (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	22.0%
U.S. Treasury Obligations	27.6%
Equity	50.4%